Revenue	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
Revenue

Note 17 — Revenue

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Revenue recognized over time
Consultancy revenue	79,031	131,521

All revenue was generated from sales transactions with independent third parties.

For the six months ended June 30, 2023, approximately 60% of the Group’s receivables arose from 1 customer. For the six months ended June 30, 2022, approximately 49% of the Group’s trade receivable arose from 2 customers, each accounted for over 10% of the Group’s total revenue.